Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 29,430	$ 21,053	$ 8,662
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,010	670	499
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	8,761	4,409	3,543
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	4,659	3,189	2,275
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,000	$ 12,785	$ 2,345